Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Balance Beginning of period	$ 1,056	$ 1,377
Repayments	(292)	(312)
Foreign exchange	30	(68)
Interest and accretion expense	43	59
Balance End of period	837	1,056
Less: Current portion	259	239
Long-term portion	$ 578	$ 817